T. ROWE PRICE RETIREMENT 2035 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 83.8%
T. Rowe Price Funds:
Growth Stock Fund	2,074,704	3,795	219,796	23,211,528	2,185,830
Value Fund	1,740,170	42,900	23,705	53,921,783	1,958,978
Equity Index 500 Fund	1,295,441	291,628	90,842	18,156,973	1,692,230
Overseas Stock Fund	815,513	10,802	55,399	80,338,526	863,639
International Stock Fund	767,210	4,152	23,845	44,786,876	851,399
International Value Equity Fund	783,061	8,802	28,586	66,943,293	839,469
Emerging Markets Stock Fund	495,739	514	44,723	11,482,240	538,058
Mid-Cap Growth Fund	452,992	1,950	12,233	4,776,488	490,689
Mid-Cap Value Fund	381,737	931	11,447	15,520,384	420,137
New Horizons Fund(2)	353,979	262	55,613	4,135,283	330,905
Small-Cap Stock Fund(2)	267,129	4,593	6,726	5,581,263	298,207
Small-Cap Value Fund	228,292	580	7,092	5,737,922	249,255
Real Assets Fund	215,937	505	6,789	20,566,507	233,224
U. S. Large-Cap Core Fund	47,279	67,100	1,401	4,396,173	126,126
Emerging Markets Discovery Stock
Fund	5,044	26,808	480	2,697,888	31,970
Total Equity Mutual Funds (Cost $7,959,511)					11,110,116

BOND MUTUAL FUNDS 15.4%
T. Rowe Price Funds:
New Income Fund	884,533	53,843	24,677	94,109,386	934,506
International Bond Fund (USD
Hedged)	309,778	7,292	9,030	30,779,974	314,571
Dynamic Global Bond Fund	215,300	1,810	9,829	21,446,179	209,958
U. S. Treasury Long-Term Fund	183,758	1,306	4,988	11,645,190	177,473
Emerging Markets Bond Fund	164,335	2,426	4,742	15,710,752	175,960
High Yield Fund	154,437	2,698	4,515	24,643,180	159,195
Floating Rate Fund	63,105	875	1,928	6,813,207	63,363
Total Bond Mutual Funds (Cost $1,959,820)					2,035,026

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 0.6%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	208,345	216,128	342,128	82,344,733	82,345
	Total Short-Term Investments (Cost $82,345)				82,345

	Total Investments in Securities 99.8%
	(Cost $10,001,676)				$13,227,487

	Other Assets Less Liabilities 0.2%				23,854

	Net Assets 100.0%				$13,251,341

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
		underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 886 MSCI EAFE Index contracts	9/20	(84,174)	$(5,498)
Short, 531 Russell 2000 E-Mini Index contracts	9/20	(41,453)	(4,464)
Short, 1,351 S&P 500 E-Mini Index contracts	9/20	(236,351)	(24,652)
Long, 2,239 U. S. Treasury Notes ten year
contracts	12/20	311,781	(458)
Net payments (receipts) of variation margin to date			36,809

Variation margin receivable (payable) on open futures contracts			$1,737

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$146	$2,677	$1,338
Emerging Markets Bond Fund	9	13,941	2,044
Emerging Markets Discovery
Stock Fund	71	598	—
Emerging Markets Stock Fund	5,714	86,528	—
Equity Index 500 Fund	13,429	196,003	6,506
Floating Rate Fund	(1)	1,311	722
Growth Stock Fund	101,815	327,127	—
High Yield Fund	132	6,575	2,318
International Bond Fund (USD
Hedged)	220	6,531	1,561
International Stock Fund	4,100	103,882	—
International Value Equity Fund	(641)	76,192	—
Mid-Cap Growth Fund	3,137	47,980	—
Mid-Cap Value Fund	164	48,916	—
New Horizons Fund	24,622	32,277	—
New Income Fund	779	20,807	6,566
Overseas Stock Fund	1,586	92,723	—
Real Assets Fund	1,032	23,571	—
Small-Cap Stock Fund	1,135	33,211	—
Small-Cap Value Fund	364	27,475	—
U. S. Large-Cap Core Fund	237	13,148	—
U. S. Treasury Long-Term Fund	924	(2,603)	865
Value Fund	9,492	199,613	—
U. S. Treasury Money Fund	—	—	83
Totals	$168,466#	$1,358,483	$22,003+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $22,003 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.